Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses

As of June 30, 2025 and December 31, 2024, prepaid expenses consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Prepaid expenses	$981,764	$75,118
Less: amounts classified as non-current assets	(687,500)	—
Amounts classified as current assets	$294,264	$75,118

Schedule of Estimated Aggregate Expense	The estimated aggregate expense for the next four fiscal years is as follows:
As of June 30,	Estimated Expense
2026	$294,264
2027	250,000
2028	250,000
2030	187,500
$981,764